Acquisitions - Schedule of Business Acquisition, Pro Forma Information (Details) (10-K) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Business Combinations [Abstract]
Revenues	$ 24,225,208	$ 27,961,351
Net (loss)	$ (19,429,574)	$ (5,288,735)
Loss per common share	$ (0.01)	$ 0.00